Note 18 - Property, Plant and Equipment	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of property, plant and equipment [text block]
18	Property, plant and equipment

	Land and buildings	Mine development, infrastructure and other	Exploration and Evaluation assets	Plant and equipment	Fixtures and fittings	Motor vehicles	Total
Cost
Balance at January 1, 2018	9,434	61,498	6,967	27,881	943	2,329	109,052
Additions **	-	18,719	-	899	202	95	19,915
Impairments ***	-	(60)	-	(529)	(216)	(17)	(822)
Assets held for sale	(140)	(74)	-	-	-	-	(214)
Reallocations between asset classes	1,068	(5,525)	-	4,457	-	-	-
Foreign exchange movement	(23)	(49)	-	(33)	(6)	(5)	(116)
Balance at December 31, 2018	10,339	74,509	6,967	32,675	923	2,402	127,815

Balance at January 1, 2019	10,339	74,509	6,967	32,675	923	2,402	127,815
Initial recognition of right of use assets	409	-	-	-	-	-	409
Additions **	267	19,020	172	897	88	151	20,595
Impairments ***	-	-	-	(144)	-		(144)
Disposals	(212)	-	-	-	-	(16)	(228)
Reallocations between asset classes	25	(2,989)	-	2,964	-	-	-
Foreign exchange movement	5	2	-	3	7	1	18
Balance at December 31, 2019	10,833	90,542	7,139	36,395	1,018	2,538	148,465

There are commitments to purchase plant and equipment totalling
$560
(
2018:
$3,981
) at year end.

* Included in additions to mine development, infrastructure and other assets is an amount of
$1,882
(
2018:
$1,958
) relating to rehabilitation asset capitalised, refer note
26.
** Included in additions is an amount of
$20,093
(
2018:
$19,323
) relating to capital work in progress (“CWIP”) and contains
$165
(
2018:
$61
) of borrowing costs capitalised from the term loan. As at year end
$76,847
of CWIP was included in the closing balance (
2018:
$62,624
).
*** The auto-tap transformer was written off due to the large voltage fluctuations at Blanket Mine that caused it to burn out.

	Land and buildings	Mine development, infrastructure and other	Exploration and Evaluation assets	Plant and equipment	Fixtures and fittings	Motor vehicles	Total
Accumulated depreciation and Impairment losses
Balance at January 1, 2018	3,636	5,172	-	15,382	761	2,023	26,974
Depreciation for the year	775	649	-	2,404	99	144	4,071
Impairments	-	-	-	(429)	(170)	(15)	(614)
Foreign exchange movement	-	-	-	-	(41)	(2)	(43)
Balance at December 31, 2018	4,411	5,821	-	17,357	649	2,150	30,388

Balance at January 1, 2019	4,411	5,821	-	17,357	649	2,150	30,388
Initial recognition of right of use assets	146	-	-	-	-	-	146
Depreciation for the year	1,005	504	-	2,693	99	133	4,434
Impairments	-	-	-	-	-	-	-
Disposals	(149)	-	-	-	-	(16)	(165)
Foreign exchange movement	-	-	-	-	5	6	11
Balance at December 31, 2019	5,413	6,325	-	20,050	753	2,273	34,814

Carrying amounts
At December 31, 2018	5,928	68,688	6,967	15,318	274	252	97,427
At December 31, 2019	5,420	84,217	7,139	16,345	265	265	113,651

Economic recovery

Items of Property, plant and equipment are depreciated over the LoMP, which includes planned production from inferred resources. These inferred resources are included in the calculation when the economic recovery thereof is demonstrated by the achieved recovered grade relative to the mine’s pay limit for the period
2006
to
2018.
The pay limit has ranged from
2.3
g/t in
2008
to
2.1.
g/t in
2019
while the recovered grade has ranged from
4.0
g/t to
3.26
g/t over the period. All-in-sustaining-cost
*
has remained consistently below the gold price received over this period resulting in economic recovery of the inferred resources.

* All-in sustaining cost (“AISC”) per ounce, is calculated as the on-mine cost per ounce to produce gold (which includes production costs before intercompany eliminations and exploration costs)
plus
royalty paid, additional costs incurred outside the mine (i.e. at offices in Harare, Johannesburg, London and Jersey), costs associated with maintaining the operating infrastructure and resource base that are required to maintain production at the current levels (sustaining capital investment), the share-based expense arising from the LTIP less silver by-product revenue and the export incentive credit